Long-Term Debt (Note) (Details) (Notes Payable [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Notes Payable [Member]
Note Payable Details [Line Items]
Debt Instrument, Issuance Date	Jun. 29, 2007
Debt Instrument, Face Amount	$ 10,500
Debt Instrument, Frequency of Periodic Payment	Monthly
Debt Instrument, Periodic Payment, Principal	$ 125
Debt Instrument, Maturity Date	Jun. 29, 2014
Debt Instrument, Security	The note was entered into as part of a transaction between WSI and WCA to acquire certain WCA assets in Florida and to sell certain WSI operations in Texas. The note is secured by the WCA assets acquired.